Segments - Assets and Other Items (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Segment Information
Number of business segments to which assets are assigned when ownership is shared between several segments | segment	1
Assets	$ 127,243	$ 132,001	$ 155,971
Interest expense	1,216	1,155	1,288
Business Segments
Segment Information
Assets	98,667	98,980	105,336
Depreciation/amortization of intangibles	2,674	2,681	2,753
Capital expenditures/investments in intangibles	1,359	1,439	1,699
Interest income	582	628	834
Interest expense	175	129	307
Business Segments | Software
Segment Information
Assets	57,186	58,420	57,436
Depreciation/amortization of intangibles	968	983	1,007
Capital expenditures/investments in intangibles	446	559	538
Business Segments | Consulting
Segment Information
Assets	13,481	11,914	10,548
Depreciation/amortization of intangibles	289	250	207
Capital expenditures/investments in intangibles	33	55	26
Business Segments | Infrastructure
Segment Information
Assets	12,243	11,766	12,378
Depreciation/amortization of intangibles	1,403	1,399	1,419
Capital expenditures/investments in intangibles	853	792	1,093
Business Segments | Financing
Segment Information
Assets	15,757	16,880	24,974
Depreciation/amortization of intangibles	14	49	120
Capital expenditures/investments in intangibles	27	33	41
Interest income	582	628	834
Interest expense	$ 175	$ 129	$ 307